Financial result - Additional Information (Details) SFr in Millions	Jul. 07, 2023 CHF (SFr)
Bank overdraft facility four, CHF
Disclosure of detailed information about borrowings [line items]
Credit facility, maximum borrowing capacity	SFr 700.0